FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Hedge Accounting - Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2025 USD ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Advance payment of bonds		$ 1,320,327
Bonds issued		800,000
New issuances of bonds		529,205
Gains (losses) recognized in OCI related to exchange difference on conversion of debt securities	$ 364,414		$ (742,930)
Net assets in foreign operations covered
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument				$ 528,000
Advance payment of bonds		$ 1,036,695